Significant Accounting Judgements, Estimates, and Assumptions	12 Months Ended
Dec. 31, 2021
Significant Accounting Judgements, Estimates, and Assumptions
Significant Accounting Judgements, Estimates, and Assumptions

Note 4. Significant Accounting Judgements, Estimates, and Assumptions

The preparation of the consolidated financial statements in conformity with IFRS as issued by the IASB requires management to make judgements, estimates and assumptions that affect the application of policies and amounts reported in the financial statements and accompanying notes. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about the carrying value of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The critical accounting policies which involve significant estimates, assumptions or judgements, the actual outcome of which could have a material impact on the Company’s results and financial position outlined below, are as follows:

Share-based compensation

Management determines costs for share-based payments using market-based valuation techniques. The fair value of the share awards is determined at the date of grant using generally accepted valuation techniques or valuation based on the Company’s fundraising events. Assumptions are made and judgments are used in applying valuation techniques. Prior to the Company’s IPO completed in February 2021, these assumptions and judgments include estimating the fair value for the underlying Ordinary share on the warrant grant date, as well as the likelihood of liquidity events such as IPOs. Such judgments and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates as well as the term applied to the expense recognition.

Subsequent to the Company’s IPO completed in February 2021, determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. Refer to Note 8 for further detail surrounding share-based compensation.

Leasehold Improvements and Loan from Lessor

A significant judgment was made in respect of determining whether customization of leased premises forms part of the lease or is a leasehold improvement funded by the lessor. See the section “Leasehold improvements and Loan from lessor” in Note 2.

There have been no other changes to the application of critical accounting judgments, or estimation uncertainties regarding accounting estimates.We refer to note 2 for a summary of significant accounting policies for further discussion.